UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934

For the monthly distribution period from March 1, 2017 to March 31, 2017

Commission File Number of issuing entity: 333-184646-01
Central Index Key Number of issuing entity: 0001600943

USAA Auto Owner Trust 2014-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-184646
Central Index Key Number of depositor: 0001178049

USAA Acceptance, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000908392

USAA Federal Savings Bank

(Exact name of sponsor as specified in its charter)

Tom Strauss (302) 651-8408
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	71-0898378
(State or other jurisdiction of incorporation	(I.R.S. Employer
or organization of the depositor)	Identification No.)

1105 North Market Street, Suite 1300
Wilmington, Delaware	19801
(Address of principal executive offices of the depositor)	(Zip Code)

(302) 651-8408
(Telephone number, including area code)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange

	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[____]	[____]	[ X ]
A-2	[____]	[____]	[ X ]
A-3	[____]	[____]	[ X ]
A-4	[____]	[____]	[ X ]
B	[____]	[____]	[ X ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

Yes:	☒	No:	☐
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Part I – Distribution Information

Item 1.    Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from March 1, 2017 to March 31, 2017 is provided on the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of February 28, 2014, between USAA Auto Owner Trust 2014-1, as issuer (the “Trust”) and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of February 28, 2014, between the Trust, USAA Acceptance, LLC, as depositor, USAA Federal Savings Bank, as seller and servicer and the Trust. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed on Form 8-K with the Securities and Exchange Commission.

See the Indenture, the Sale and Servicing Agreement and the Prospectus Supplement dated February 25, 2014 filed with the Commission on February 26, 2014 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in Exhibit 99.1.

No assets securitized by USAA Federal Savings Bank (the “Securitizer”) and held by the Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from March 1, 2017 to March 31, 2017. The Securitizer filed its most recent Form ABS -15G on February 13, 2015. The CIK number of the Securitizer is 0000908392.

Item 1A. Asset Level Information.

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

Part II – Other Information

Item 2 – Legal Proceedings.

None

Item 3.    Sales of Securities and Use of Proceeds.

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Previously provided on Form 10-D, CIK 0001600943 and File No. 333-184646-01 on March 20, 2014.

Item 4.    Defaults Upon Senior Securities.

None

Item 5.    Submission of Matters to a Vote of Security Holders.

None

Item 6.    Significant Obligors of Pool Assets.

None

Item 7.    Change in Sponsor Interest in the Securities.

None

Item 8.    Significant Enhancement Provider Information.

None

Item 9.    Other Information.

None

Item 10.  Exhibits.

Exhibit No.	Description

99.1	Monthly Statement furnished to Noteholders
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned hereunto duly authorized.

USAA FEDERAL SAVINGS BANK

	By:	/s/ THOM CIANELLI
Name: Thom Cianelli
Title: Senior Vice President

Dated: April 17, 2017
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Exhibit Index

Exhibit

99.1	Monthly Statement to Noteholders
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